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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07611

                          Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2005 through March 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     VALUE
                                      FUND

                                   Semiannual
                                     Report

                                    3/31/06


                              [LOGO] Pioneer
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2
Portfolio Management Discussion                                               4
Portfolio Summary                                                             7
Prices and Distributions                                                      8
Performance Update                                                            9
Comparing Ongoing Fund Expenses                                              15
Schedule of Investments                                                      17
Financial Statements                                                         22
Notes to Financial Statements                                                32
Factors Considered by the Independent Trustees in Approving
  the Management Contract                                                    42
Trustees, Officers and Service Providers                                     48

                                                                     President's

Dear Shareowners,
--------------------------------------------------------------------------------
There's a conundrum seen when observing the U.S. economy. In spite of sky high oil prices and real estate prices starting to soften, the U.S. economy was on a tear in the first quarter of 2006. Sizzling, roaring, and surging are terms used recently in headlines to describe the current state of our economy.

Our nation's gross domestic product (GDP), the broadest measure of the economy's strength, rose at an annual rate of 4.8% in the first quarter, the fastest growth rate since the third quarter of 2003. Part of this growth is a rebound from a soft fourth quarter, but there is also real underlying growth. Business spending is up 14.3% as the caution of previous years is being overcome by the need for equipment and technology. Consumers are doing their part by pushing the sales of consumer durables up 20.6% through the purchase of new household goods and luxury items.

It is difficult to project how long this growth will last, but most economists tend to agree that it can do so as long as business and consumer demand continues and inflation remains low.

Foreign markets are also faring well, benefiting from growth-oriented economic policies, and world economic growth is becoming more broadly based. The Japanese economy is expanding, and there are signs of a sustained recovery in Europe. Growth in the emerging economies and developing nations remains solid, with tremendous strength in China, India and Russia. Looking forward, we expect strong growth to continue, yet we remain cautious.

Investor confidence, a favorable economic climate and healthy corporate profitability and cash flow have helped global stock markets continue their strong performance in 2006.

The broad U.S. stock market is doing extremely well thus far in 2006. Investors seem to have grown accustomed to companies generally delivering on their earnings promises, lessening anxiety in the marketplace. Investors are feeling confident with stocks, especially those of mid-sized and small companies, which have far outpaced large-cap stocks.

Yet, the Federal Reserve response to the strong economy in the first quarter has been cautious, weighing whether further interest hikes are necessary.

Letter

This concerns some in the financial markets, who have grown accustomed to the Fed confidently determining the movement of rates in the past.

The Treasury-bond market ended the first quarter with short- and long-term bond yields almost equal - a flat yield curve. Although municipal-bond yields are not quite flat, the difference between short- and long-term interest rates is the smallest it has been since 1989. Even if the Fed's interest rate hikes end soon, intermediate and long interest rates are still low relative to inflation.


In summary, the economy and financial markets in the U.S. are prospering and the fundamentals remain, in our view, healthy going forward. However, there are no guarantees in investing: we know from a long-view of history that sudden shifts can occur with little warning. We need only look to the natural disasters and political upheavals of 2005. As such, we continue to pursue our philosophy in stock and bond portfolio management: global resources dedicated to fundamental research in the pursuit of opportunities that offer an attractive balance of risk and reward to help our shareowners grow their assets.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/06
--------------------------------------------------------------------------------

In the following discussion, Rod Wright, lead portfolio manager and Aaron Clark, portfolio manager, review the market and the economy and describe the factors that affected Pioneer Value Fund's performance for the six-month period ended March 31, 2006.

Q: Please discuss the Fund's performance versus its benchmark and Lipper peers.

A: During the six months ended March 31, 2006, Class A shares of Pioneer Value Fund returned 4.44% at net asset value. In comparison, the Fund's 506 Lipper Large-Cap Value peers returned 6.28% and the Russell 1000 Value Index returned 7.27% over the same period.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What factors affected the Fund's performance?

A: The six-month period ending March 31, 2006 was characterized by continued strong performance of small- and mid-cap stocks versus large-caps. Pioneer Value Fund is truly a large-cap fund, and as a result, lagged some of its peers and its benchmark which have a higher component of mid-cap stocks.

    The biggest detractors from performance were specific holdings within the health-care and consumer-discretionary sectors. The poor performance of Tenet Healthcare and Schering-Plough contributed to the Fund's underperformance in health care, while Comcast and Clear Channel were the main culprits in the consumer-discretionary sector.

    Hospital company Tenet continues to be plagued by regulatory investigations creating uncertainty about the company's future. We continue to believe, however, that the company will be able to put many of these issues behind them and that fundamentals should begin to improve. Schering-Plough, a pharmaceutical company, is in the process of building sales of its new products. Although progress has been a bit uneven, the company should soon be

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    able to license products from other companies that its sales force will then be able to market. Comcast, a leader in the cable industry, continues to grow and remains profitable, but the company's growth rate has been a bit slower than what the market expected. Lastly, Clear Channel, the leading radio and outdoor advertising company, has struggled as it faces competitive threats to its business model. We believe the worst is behind Clear Channel, and we think the signs are there that its radio business should start to improve.

Q:  What holdings and sectors helped performance the most?

A: Our belief that the current commodity cycle will be longer than many market participants expect led us to overweight the energy sector. We have found several attractively-valued energy stocks. Suncor Energy, one of the Fund's holdings, was one of the largest positive contributors to performance. Technology stocks also performed quite well during the time period, and our overweight position in the sector helped performance. Accenture, Nokia, and First Data were examples of holdings in the information technology sector that had a positive impact on performance. Accenture, a management consulting and outsourcing company, made progress on improving some of the underperforming contracts that were hindering its performance. Nokia, the leading handset manufacturer, continued to see an improvement in its business fundamentals. Processing company First Data announced plans to break up the company, thus unlocking the value we see in its individual businesses.

Q: Did you make any significant changes to the portfolio over the past six months?

A: Over the past six months we worked to concentrate the portfolio, taking a larger stake in those stocks in which we have the most conviction. As a result, we decreased the number of holdings in the Fund's portfolio from 66 stocks to 50. Additionally, the top 10 holdings represent about 36% of the Fund, up from 29%. We believe that our research-intensive and valuation-driven approach should allow for positive contributions from our stock selections.

Q:  What is your outlook for the rest of the year?

A: We have a positive outlook on the equity markets for the remainder of 2006. We believe the economy will continue to grow and that inflation will remain low, providing a good backdrop for corpo-

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/06                            (continued)
--------------------------------------------------------------------------------

    rate earnings. After two very strong years of earnings growth, the valuation of the market has compressed as the advance in the stock market has lagged the growth rate in earnings. We believe this decline in valuation is largely a result of the monetary tightening being done by the Federal Reserve Board. We believe that the Fed is close to the end of its interest rate increases, and we think valuations will start to recover and earnings will continue to grow, providing a good environment for stocks.













Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                              87.4%
Temporary Cash Investment                                        9.5%
Depositary Receipts for International Stocks                     3.1%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                      29.1%
Energy                                                          16.6%
Health Care                                                     10.5%
Industrials                                                      7.4%
Information Technology                                           7.0%
Consumer Discretionary                                           7.0%
Utilities                                                        5.9%
Consumer Staples                                                 5.6%
Materials                                                        5.5%
Telecommunication Services                                       5.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Citigroup, Inc.                        5.14%
    2.   Bank of America Corp.                  5.05
    3.   Merrill Lynch & Co., Inc.              3.99
    4.   American International Group, Inc.     3.87
    5.   Altria Group, Inc.                     3.51
    6.   ConocoPhillips                         3.44
    7.   Deere & Co.                            3.17
    8.   Comcast Corp.                          2.99
    9.   Washington Mutual, Inc.                2.86
   10.   Pfizer, Inc.                           2.83

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class          3/31/06        9/30/05
------------      ---------      --------
       A           $18.09        $17.55
       B           $16.92        $16.40
       C           $16.91        $16.39
   Investor        $18.11        $17.57
       R           $17.50        $17.10
       Y           $18.21        $17.59

Distributions Per Share
--------------------------------------------------------------------------------

                         10/01/05 - 3/31/06
             ------------------------------------------
                            Short-Term      Long-Term
    Class     Dividends   Capital Gains   Capital Gains
------------ ----------- --------------- --------------
       A       $0.1160       $0.0033         $0.1131
       B       $  -          $0.0033         $0.1131
       C       $  -          $0.0033         $0.1131
   Investor    $0.1425       $0.0033         $0.1131
       R       $  -          $0.0033         $0.1131
       Y       $0.0821       $0.0033         $0.1131

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the Value of $10,000 Investment charts on pages 9-14.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

           Average Annual Total Returns
              (As of March 31, 2006)
                                        Public
                           Net Asset   Offering
Period                       Value      Price
 10 Years                    6.87%       6.24%
 5 Years                     5.26        4.02
 1 Year                      9.41        3.13

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                                             Russell 1000
                         Pioneer Value Fund                  Value Index
                         ------------------                  -----------
3/96                            9425                           10000
3/97                           11037                           11807
3/98                           15007                           17376
3/99                           12077                           18254
3/00                           13733                           19412
3/01                           14169                           19465
3/02                           14437                           20317
3/03                           11088                           15687
3/04                           15267                           22089
3/05                           16736                           24997
3/06                           18311                           28323

--------------------------------
   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund compared to that of the Russell 1000 Value Index.

           Average Annual Total Returns
              (As of March 31, 2006)
Period                      If Held   If Redeemed
 Life-of-Class
 (7/1/96)                    5.68%       5.68%
 5 Years                     4.10        4.10
 1 Year                      8.28        4.28

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                                             Russell 1000
                         Pioneer Value Fund                  Value Index
                         ------------------                  -----------
7/96                           10000                           10000
3/97                           12273                           12063
3/98                           16520                           17754
3/99                           13155                           18651
3/00                           14769                           19834
3/01                           15065                           19888
3/02                           15189                           20759
3/03                           11524                           16028
3/04                           15647                           22570
3/05                           17010                           25540
3/06                           18419                           28937

---------------------------
   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund compared to that of the Russell 1000 Value Index.

           Average Annual Total Returns
              (As of March 31, 2006)
Period                     If Held   If Redeemed
 Life-of-Class
 (7/1/96)                    5.68%     5.68%
 5 Years                     4.08      4.08
 1 Year                      8.29      8.29

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                                             Russell 1000
                         Pioneer Value Fund                  Value Index
                         ------------------                  -----------
7/96                           10000                           10000
3/97                           12264                           12063
3/98                           16509                           17754
3/99                           13159                           18651
3/00                           14792                           19834
3/01                           15073                           19888
3/02                           15181                           20759
3/03                           11517                           16028
3/04                           15685                           22570
3/05                           17004                           25540
3/06                           18413                           28937

--------------------------------
   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund compared to that of the Russell 1000 Value Index.

           Average Annual Total Returns
              (As of March 31, 2006)
Period                     If Held   If Redeemed
 Life-of-Class
 (12/10/04)                  9.44%     9.44%
 1 Year                      9.75      9.75

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                                             Russell 1000
                         Pioneer Value Fund                  Value Index
                         ------------------                  -----------
12/04                          10000                           10000
3/05                            9994                           10008
3/06                           10969                           11341

--------------------------------
   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund compared to that of the Russell 1000 Value Index.


           Average Annual Total Returns
              (As of March 31, 2006)
Period                     If Held   If Redeemed
 10 Years                    6.01%     6.01%
 5 Years                     4.10      4.10
 1 Year                      6.77      6.77

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                                             Russell 1000
                         Pioneer Value Fund                  Value Index
                         ------------------                  -----------
3/96                           10000                           10000
3/97                           11653                           11807
3/98                           15760                           17376
3/99                           12620                           18254
3/00                           14281                           19412
3/01                           14661                           19465
3/02                           14859                           20317
3/03                           11355                           15687
3/04                           15603                           22089
3/05                           16785                           24997
3/06                           17921                           28323

--------------------------------
   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1,2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund compared to that of the Russell 1000 Value Index.


           Average Annual Total Returns
              (As of March 31, 2006)
Period                     If Held   If Redeemed
 10 Years                    6.95%     6.95%
 5 Years                     5.43      5.43
 1 Year                      9.91      9.91

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment
                                                             Russell 1000
                         Pioneer Value Fund                  Value Index
                         ------------------                  -----------
3/96                           10000                           10000
3/97                           11709                           11807
3/98                           15921                           17376
3/99                           12813                           18254
3/00                           14570                           19412
3/01                           15032                           19465
3/02                           15316                           20317
3/03                           11764                           15687
3/04                           16197                           22089
3/05                           17819                           24997
3/06                           19585                           28323

--------------------------------
   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception (8/11/04) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on actual returns from October 1, 2005 through March 31, 2006.

Share Class             A            B            C        Investor         R            Y
-----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 10/1/05
Ending Account      $1,044.40    $1,039.00    $1,039.10    $1,045.90    $1,030.40    $1,046.90
Value On 3/31/06
Expenses Paid       $    5.00    $   10.47    $   10.22    $    3.72    $   15.39    $    2.86
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 2.06%, 2.01%, 0.73%, 3.04% and 0.56% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on actual returns from October 1, 2005 through March 31, 2006.

Share Class             A            B            C        Investor         R            Y
-----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 10/1/06
Ending Account      $1,020.04    $1,014.66    $1,014.91    $1,021.29    $1,009.77    $1,022.14
Value On 3/31/06
Expenses Paid       $    4.94    $   10.35    $   10.10    $    3.68    $   15.23    $    2.82
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 2.06%, 2.01%, 0.73%, 3.04% and 0.56% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06 (unaudited)
--------------------------------------------------------------------------------

      Shares                                                               Value
               COMMON STOCK - 96.9%
               Energy - 16.1%
               Integrated Oil & Gas - 8.7%
2,364,170      ConocoPhillips                                     $  149,297,336
1,092,912      Exxon Mobil Corp.                                      66,514,624
1,099,400      Occidental Petroleum Corp.                            101,859,410
  945,000      Suncor Energy, Inc.                                    72,783,900
                                                                  --------------
                                                                  $  390,455,270
                                                                  --------------
               Oil & Gas Drilling - 2.2%
  900,000      ENSCO International, Inc.                          $   46,305,000
  665,000      Transocean Offshore, Inc.*                             53,399,500
                                                                  --------------
                                                                  $   99,704,500
                                                                  --------------
               Oil & Gas Equipment & Services - 1.2%
  704,000      Halliburton Co. (b)                                $   51,406,080
                                                                  --------------
               Oil & Gas Exploration & Production - 4.0%
  500,000      Anadarko Petroleum Corp.                           $   50,505,000
  680,000      Apache Corp.                                           44,546,800
1,365,000      Devon Energy Corp.                                     83,497,050
                                                                  --------------
                                                                  $  178,548,850
                                                                  --------------
               Total Energy                                       $  720,114,700
                                                                  --------------
               Materials - 5.3%
               Diversified Chemical - 2.5%
2,785,000      Dow Chemical Co.                                   $  113,071,000
                                                                  --------------
               Diversified Metals & Mining - 1.5%
1,125,000      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   67,241,250
                                                                  --------------
               Industrial Gases - 1.3%
1,072,800      Praxair, Inc.                                      $   59,164,920
                                                                  --------------
               Total Materials                                    $  239,477,170
                                                                  --------------
               Capital Goods - 7.1%
               Aerospace & Defense - 1.4%
1,078,600      United Technologies Corp.                          $   62,526,442
                                                                  --------------
               Construction & Farm Machinery & Heavy Trucks - 3.1%
1,744,000      Deere & Co.                                        $  137,863,200
                                                                  --------------

The accompanying notes are an integral part of these financial statements.    17

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

      Shares                                                               Value
               Industrial Conglomerates - 2.6%
4,431,400      Tyco International, Ltd.                           $  119,116,032
                                                                  --------------
               Total Capital Goods                                $  319,505,674
                                                                  --------------
               Media - 6.8%
               Broadcasting & Cable Television - 4.9%
3,022,800      Clear Channel Communications, Inc.                 $   87,691,428
4,960,000      Comcast Corp.*                                        129,753,600
                                                                  --------------
                                                                  $  217,445,028
                                                                  --------------
               Movies & Entertainment - 1.9%
5,100,000      Time Warner, Inc.                                  $   85,629,000
                                                                  --------------
               Total Media                                        $  303,074,028
                                                                  --------------
               Food, Beverage & Tobacco - 5.4%
               Soft Drinks - 2.0%
  974,900      Coca-Cola Co.                                      $   40,819,063
  870,000      PepsiCo, Inc.                                          50,277,300
                                                                  --------------
                                                                  $   91,096,363
                                                                  --------------
               Tobacco - 3.4%
2,150,000      Altria Group, Inc.                                 $  152,349,000
                                                                  --------------
               Total Food, Beverage & Tobacco                     $  243,445,363
                                                                  --------------
               Health Care Equipment & Services - 2.1%
               Health Care Facilities - 0.7%
4,500,000      Tenet Healthcare Corp.*                            $   33,210,000
                                                                  --------------
               Managed Health Care - 1.4%
  789,200      Wellpoint, Inc.*                                   $   61,107,756
                                                                  --------------
               Total Health Care Equipment & Services             $   94,317,756
                                                                  --------------
               Pharmaceuticals & Biotechnology - 8.0%
               Pharmaceuticals - 8.0%
4,875,500      Bristol-Myers Squibb Co.                           $  119,986,055
4,925,000      Pfizer, Inc.                                          122,731,000
6,200,000      Schering-Plough Corp.                                 117,738,000
                                                                  --------------
                                                                  $  360,455,055
                                                                  --------------
               Total Pharmaceuticals & Biotechnology              $  360,455,055
                                                                  --------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                               Value
               Banks - 9.1%
               Diversified Banks - 6.3%
4,812,800      Bank of America Corp.                              $  219,174,912
1,146,000      Wachovia Corp.                                         64,233,300
                                                                  --------------
                                                                  $  283,408,212
                                                                  --------------
               Thrifts & Mortgage Finance - 2.8%
2,917,300      Washington Mutual, Inc.                            $  124,335,326
                                                                  --------------
               Total Banks                                        $  407,743,538
                                                                  --------------
               Diversified Financials - 12.2%
               Investment Banking & Brokerage - 7.2%
  663,000      Goldman Sachs Group, Inc.                          $  104,064,480
  300,000      Lehman Brothers Holdings, Inc.                         43,359,000
2,203,000      Merrill Lynch & Co., Inc. (b)                         173,508,280
                                                                  --------------
                                                                  $  320,931,760
                                                                  --------------
               Diversified Financial Services - 5.0%
4,723,600      Citigroup, Inc.                                    $  223,095,628
                                                                  --------------
               Total Diversified Financials                       $  544,027,388
                                                                  --------------
               Insurance - 7.0%
               Life & Health Insurance - 1.6%
3,475,000      UNUM Corp. (b)                                     $   71,168,000
                                                                  --------------
               Multi-Line Insurance - 3.7%
2,542,000      American International Group, Inc.                 $  168,000,780
                                                                  --------------
               Property & Casualty Insurance - 1.7%
1,430,000      Allstate Corp.                                     $   74,517,300
                                                                  --------------
               Total Insurance                                    $  313,686,080
                                                                  --------------
               Software & Services - 4.1%
               Data Processing & Outsourced Services - 2.2%
2,075,000      First Data Corp.                                   $   97,151,500
                                                                  --------------
               Systems Software - 1.9%
3,086,600      Microsoft Corp.                                    $   83,986,386
                                                                  --------------
               Total Software & Services                          $  181,137,886
                                                                  --------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

      Shares                                                               Value
               Technology Hardware & Equipment - 2.8%
               Communications Equipment - 2.8%
2,020,000      Motorola, Inc.                                     $   46,278,200
3,785,000      Nokia Corp. (A.D.R.) (b)                               78,425,200
                                                                  --------------
                                                                  $  124,703,400
                                                                  --------------
               Total Technology Hardware & Equipment              $  124,703,400
                                                                  --------------
               Telecommunication Services - 5.2%
               Integrated Telecommunication Services - 1.8%
2,391,600      BellSouth Corp.                                    $   82,868,940
                                                                  --------------
               Wireless Telecommunication Services - 3.4%
  700,000      Alltel Corp.                                       $   45,325,000
4,103,359      Sprint Nextel Corp.                                   106,030,797
                                                                  --------------
                                                                  $  151,355,797
                                                                  --------------
               Total Telecommunication Services                   $  234,224,737
                                                                  --------------
               Utilities - 5.7%
               Electric Utilities - 4.0%
1,350,000      Edison International                               $   55,593,000
  464,800      Entergy Corp.                                          32,043,311
  957,400      Exelon Corp.                                           50,646,460
  900,000      Firstenergy Corp.*                                     44,010,000
                                                                  --------------
                                                                  $  182,292,771
                                                                  --------------
               Independent Power Producer & Energy Traders - 1.7%
1,680,000      TXU Corp.                                          $   75,196,800
                                                                  --------------
               Total Utilities                                    $  257,489,571
                                                                  --------------
               TOTAL COMMON STOCK                                 $4,343,402,346
                                                                  --------------
               (Cost $3,543,831,103)

20    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
                  TEMPORARY CASH INVESTMENTS - 10.2%
                  Repurchase Agreement - 3.1%
$138,600,000      UBS Warburg, Inc., 4.45%, dated 3/31/06,
                  repurchase price of $138,600,000 plus accrued
                  interest on 4/3/06, collateralized by
                  $144,552,000 U.S. Treasury Bill, 9/14/06       $  138,600,000
                                                                 --------------

       Shares
                Security Lending Collateral - 7.1%
316,406,065     Securities Lending Investment Fund, 4.7%         $  316,406,065
                                                                 --------------
                TOTAL TEMPORARY CASH INVESTMENTS                 $  455,006,065
                                                                 --------------
                (Cost $455,006,065)
                TOTAL INVESTMENT IN SECURITIES - 107.1%          $4,798,408,411
                                                                 --------------
                (Cost $3,998,837,168) (a)
                OTHER ASSETS AND LIABILITIES - (7.1)%            $ (317,496,783)
                                                                 --------------
                TOTAL NET ASSETS - 100.0%                        $4,480,911,628
                                                                 ==============

(A.D.R.) American Depositary Receipt

*        Non-income producing security

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $4,010,267,417 was as follows:

     Aggregate gross unrealized gain for all investments
     in which there is an excess of value over tax cost            $860,941,466
     Aggregate gross unrealized loss for all investments
     in which there is an excess of tax cost over value             (72,800,472)
                                                                   ------------
     Net unrealized gain                                           $788,140,994
                                                                   ============

(b)   At March 31, 2006, the following securities were out on loan:

                   Shares                 Security                    Value
                  573,800         Halliburton Co.                  $ 41,898,876
                1,876,791         Merrill Lynch & Co., Inc.         147,816,059
                3,514,156         Nokia Corp. (A.D.R.)               72,813,312
                2,097,626         UNUM Corp.                         42,959,380
                                                                   ------------
                                  Total                            $305,487,628
                                                                   ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2006 aggregated $1,051,385,667 and $1,102,959,161, respectively.


The accompanying notes are an integral part of these financial statements.    21

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $307,652,381) (cost $3,998,837,168)                           $4,798,408,411
  Receivables -
    Investment securities sold                                        24,487,808
    Fund shares sold                                                   1,592,721
    Dividends, interest and foreign taxes withheld                     8,767,486
  Other                                                                   63,329
                                                                  --------------
     Total assets                                                 $4,833,319,755
                                                                  --------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $   27,582,790
    Fund shares repurchased                                            3,415,551
    Upon return of securities loaned                                 316,406,065
  Due to bank                                                          2,855,174
  Due to affiliates                                                    1,594,321
  Accrued expenses                                                       554,226
                                                                  --------------
     Total liabilities                                            $  352,408,127
                                                                  --------------
NET ASSETS:
  Paid-in capital                                                 $3,517,953,671
  Undistributed net investment income                                 21,851,534
  Accumulated net realized gain on investments and foreign
    currency transactions                                            141,535,180
  Net unrealized gain on investments                                 799,571,243
                                                                  --------------
     Total net assets                                             $4,480,911,628
                                                                  ==============
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $3,962,223,998/218,980,977 shares)            $        18.09
                                                                  ==============
  Class B (based on $43,752,618/2,585,905 shares)                 $        16.92
                                                                  ==============
  Class C (based on $9,141,849/540,604 shares)                    $        16.91
                                                                  ==============
  Investor Class (based on $122,028,728/6,738,898 shares)         $        18.11
                                                                  ==============
  Class R (based on $127,316/7,276 shares)                        $        17.50
                                                                  ==============
  Class Y (based on $343,637,119/18,872,481 shares)               $        18.21
                                                                  ==============
MAXIMUM OFFERING PRICE:
  Class A ($18.09 [divided by] 94.25%)                            $        19.19
                                                                  ==============

22    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $302,847)     $ 46,908,955
  Interest                                                     2,550,799
  Income from securities loaned, net                              51,210
                                                            ------------
     Total investment income                                                  $ 49,510,964
                                                                              ------------
EXPENSES:
  Management fees
   Basic Fee                                                $ 13,320,854
   Performance Adjustment                                     (1,875,359)
  Transfer agent fees and expenses
   Class A                                                     3,577,535
   Class B                                                       118,769
   Class C                                                        20,984
   Investor Class                                                107,549
   Class R                                                           987
   Class Y                                                         5,944
  Distribution fees
   Class A                                                     4,736,250
   Class B                                                       233,728
   Class C                                                        45,581
   Class R                                                           248
  Administrative reimbursements                                  423,081
  Custodian fees                                                 124,657
  Registration fees                                               54,849
  Professional fees                                               80,374
  Printing expense                                               137,122
  Fees and expenses of nonaffiliated trustees                     46,944
  Miscellaneous                                                   12,092
                                                            ------------
     Total expenses                                                           $ 21,172,189
     Less fees paid indirectly                                                     (39,988)
                                                                              ------------
     Net expenses                                                             $ 21,132,201
                                                                              ------------
       Net investment income                                                  $ 28,378,763
                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                              $171,272,015
   Other assets and liabilities denominated in
     foreign currencies                                          (16,082)     $171,255,933
                                                            ------------      ------------
  Change in net unrealized loss on investments                                $ (4,596,989)
                                                                              ------------
  Net gain on investments and foreign
   currency transactions                                                      $166,658,944
                                                                              ------------
  Net increase in net assets resulting from operations                        $195,037,707
                                                                              ============

The accompanying notes are an integral part of these financial statements.    23

Pioneer Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/06 and the Year Ended 9/30/05

                                                              Six Months
                                                                Ended
                                                               3/31/06          Year Ended
                                                             (unaudited)         9/30/05
FROM OPERATIONS:
Net investment income                                      $   28,378,763    $   34,333,345
Net realized gain on investments and futures contracts        171,255,933       365,072,131
Change in net unrealized gain on investments                   (4,596,989)      120,243,059
                                                           --------------    --------------
   Net increase in net assets resulting
     from operations                                       $  195,037,707    $  519,648,535
                                                           --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.12 and $0.12 per share, respectively)       $  (26,123,558)   $  (25,577,281)
   Investor Class ($0.14 and $0.07 per share,
     respectively)                                               (998,051)         (494,415)
   Class Y ($0.08 and $0.18 per share, respectively)           (1,454,579)          (88,697)
Net realized gain:
   Class A ($0.12 and $3.56 per share, respectively)       $  (26,160,347)   $ (712,796,982)
   Class B ($0.12 and $3.56 per share, respectively)             (340,908)       (5,912,060)
   Class C ($0.12 and $3.56 per share, respectively)              (64,584)       (1,766,558)
   Investor Class ($0.12 and $0.96 per share,
     respectively)                                               (818,170)       (6,586,748)
   Class R ($0.12 and $3.56 per share, respectively)                 (842)           (3,431)
   Class Y ($0.12 and $3.56 per share, respectively)           (2,061,923)       (1,279,809)
                                                           --------------    --------------
     Total distributions to shareowners                    $  (58,022,962)   $ (754,505,981)
                                                           --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  165,783,302    $  188,636,084
Shares issued in reorganization                                                 567,020,957
Reinvestment of distributions                                  51,657,110       705,941,513
Cost of shares repurchased                                   (368,435,912)     (521,289,250)
                                                           --------------    --------------
   Net increase (decrease) in net assets resulting
     from fund share transactions                          $ (150,995,500)   $  940,309,304
                                                           --------------    --------------
   Net increase (decrease) in net assets                   $  (13,980,755)   $  705,451,859
NET ASSETS:
Beginning of period                                         4,494,892,383     3,789,440,524
                                                           --------------    --------------
End of period (including undistributed net investment
  income of $21,851,534 and $22,048,959
  respectively)                                            $4,480,911,628    $4,494,892,383
                                                           ==============    ==============

24    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '06 Shares        '06 Amount
                                    (unaudited)      (unaudited)       '05 Shares        '05 Amount
CLASS A
Shares sold                           4,098,274    $   72,326,295        9,244,764    $  164,906,907
Share issued in reorganization                                           6,351,296       110,131,470
Reinvestment of distributions         2,730,181        48,221,400       39,775,790       691,163,792
Less shares repurchased             (15,610,504)     (275,821,405)     (26,554,629)     (476,508,621)
                                    -----------    --------------      -----------    --------------
   Net increase (decrease)           (8,782,049)   $ (155,273,710)      28,817,221    $  489,693,548
                                    ===========    ==============      ===========    ==============
CLASS B
Shares sold                             113,671    $    1,879,933          338,605    $    5,696,208
Share issued in reorganization                                           1,481,298        24,011,839
Reinvestment of distributions            18,919           310,278          329,840         5,377,266
Less shares repurchased                (665,884)      (10,976,051)        (845,504)      (14,304,832)
                                    -----------    --------------      -----------    --------------
   Net increase (decrease)             (533,294)   $   (8,785,840)       1,304,239    $   20,780,481
                                    ===========    ==============      ===========    ==============
CLASS C
Shares sold                              56,766    $      933,763          144,059    $    2,414,742
Reinvestment of distributions             3,526            57,754           93,738         1,527,246
Less shares repurchased                 (64,332)       (1,072,490)        (206,212)       (3,491,263)
                                    -----------    --------------      -----------    --------------
   Net increase (decrease)               (4,040)   $      (80,973)          31,585    $      450,725
                                    ===========    ==============      ===========    ==============
INVESTOR CLASS
Shares sold                                   -    $            -            7,745    $      134,553
Share issued in reorganization                                           7,975,352       137,973,598
Reinvestment of distributions            93,384         1,651,561          370,664         6,503,458
Less shares repurchased                (505,500)       (8,956,346)      (1,202,747)      (21,250,235)
                                    -----------    --------------      -----------    --------------
   Net increase (decrease)             (412,116)   $   (7,304,785)       7,151,014    $  123,361,374
                                    ===========    ==============      ===========    ==============
CLASS R
Shares sold                               6,104    $      103,531            1,614    $       28,279
Reinvestment of distributions                49               838              193             3,302
Less shares repurchased                    (868)          (15,116)            (355)           (6,169)
                                    -----------    --------------      -----------    --------------
   Net increase                           5,285    $       89,253            1,452    $       25,412
                                    ===========    ==============      ===========    ==============
CLASS Y
Shares sold                           5,187,447    $   90,539,780          863,316    $   15,455,395
Share issued in reorganization                                          16,968,012       294,904,050
Reinvestment of distributions            79,975         1,415,279           78,254         1,366,449
Less shares repurchased              (4,087,848)      (71,594,504)        (316,049)       (5,728,130)
                                    -----------    --------------      -----------    --------------
   Net increase                       1,179,574    $   20,360,555       17,593,533    $  305,997,764
                                    ===========    ==============      ===========    ==============

The accompanying notes are an integral part of these financial statements.    25

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended
                                                           3/31/06        Year Ended
                                                         (unaudited)        9/30/05
CLASS A
Net asset value, beginning of period                      $    17.55        $    18.83
                                                          ----------        ----------
Increase (decrease) from investment operations:
 Net investment income                                    $     0.11        $     0.14
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                 0.67              2.26
                                                          ----------        ----------
   Net increase (decrease) from investment
    operations                                            $     0.78        $     2.40
Distributions to shareowners:
 Net investment income                                         (0.12)            (0.12)
 Net realized gain                                             (0.12)            (3.56)
                                                          ----------        ----------
Net increase (decrease) in net asset value                $     0.54        $    (1.28)
                                                          ----------        ----------
Net asset value, end of period                            $    18.09        $    17.55
                                                          ==========        ==========
Total return*                                                   4.44%            13.81%
Ratio of net expenses to average net assets+                    0.98%**           0.98%
Ratio of net investment income to average net assets+           1.25%**           0.85%
Portfolio turnover rate                                           49%**             53%
Net assets, end of period (in thousands)                  $3,962,224        $3,997,849
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                   0.98%**           0.97%
 Net investment income                                          1.25%**           0.86%


                                                          Year Ended     Year Ended     Year Ended      Year Ended
                                                            9/30/04        9/30/03       9/30/02         9/30/01
CLASS A
Net asset value, beginning of period                      $    16.25     $    15.29     $    19.12      $    22.67
                                                          ----------     ----------     ----------      ----------
Increase (decrease) from investment operations:
 Net investment income                                    $     0.14     $     0.11     $     0.15      $     0.17
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                 2.62           3.20          (3.17)          (2.05)
                                                          ----------     ----------     ----------      ----------
   Net increase (decrease) from investment
    operations                                            $     2.76     $     3.31     $    (3.02)     $    (1.88)
Distributions to shareowners:
 Net investment income                                         (0.14)         (0.24)         (0.09)          (0.14)
 Net realized gain                                             (0.04)         (2.11)         (0.72)          (1.52)
                                                          ----------     ----------     ----------      ----------
Net increase (decrease) in net asset value                $     2.58     $     0.96     $    (3.83)     $    (3.55)
                                                          ----------     ----------     ----------      ----------
Net asset value, end of period                            $    18.83     $    16.25     $    15.29      $    19.12
                                                          ==========     ==========     ==========      ==========
Total return*                                                  17.04%         22.94%        (16.78)%         (8.88)%
Ratio of net expenses to average net assets+                    1.02%          1.19%          1.16%           1.01%
Ratio of net investment income to average net assets+           0.72%          0.85%          0.74%           0.76%
Portfolio turnover rate                                           40%            40%            61%              3%
Net assets, end of period (in thousands)                  $3,745,950     $3,424,962     $3,016,623      $3,885,560
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                   1.02%          1.19%          1.16%           0.99%
 Net investment income                                          0.72%          0.85%          0.74%           0.78%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    26

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                    Ended
                                                                   3/31/06     Year Ended
                                                                 (unaudited)     9/30/05
CLASS B
Net asset value, beginning of period                              $ 16.40       $ 17.87
                                                                  -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.03       $ (0.04)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                  0.61          2.13
                                                                  -------       -------
   Net increase (decrease) from investment operations             $  0.64       $  2.09
Distributions to shareowners:
 Net investment income                                                  -             -
 Net realized gain                                                  (0.12)        (3.56)
                                                                  -------       -------
Net increase (decrease) in net asset value                        $  0.52       $ (1.47)
                                                                  -------       -------
Net asset value, end of period                                    $ 16.92       $ 16.40
                                                                  =======       =======
Total return*                                                        3.90%        12.66%
Ratio of net expenses to average net assets+                         2.06%**       2.03%
Ratio of net investment income (loss) to average net assets+         0.15%**      (0.21)%
Portfolio turnover rate                                                49%**         53%
Net assets, end of period (in thousands)                          $43,753       $51,164
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                        2.06%**       2.02%
 Net investment income (loss)                                        0.15%**      (0.20)%

                                                                Year Ended   Year Ended   Year Ended   Year Ended
                                                                  9/30/04      9/30/03      9/30/02     9/30/01
CLASS B
Net asset value, beginning of period                             $ 15.45      $  14.71     $ 18.53      $ 22.11
                                                                 -------      --------     -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $ (0.04)     $  (0.13)    $ (0.08)     $  0.01
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                 2.50          3.08       (3.02)       (2.06)
                                                                 -------      --------     -------      -------
   Net increase (decrease) from investment operations            $  2.46      $   2.95     $ (3.10)     $ (2.05)
Distributions to shareowners:
 Net investment income                                                 -         (0.10)          -            -
 Net realized gain                                                 (0.04)        (2.11)      (0.72)       (1.53)
                                                                 -------      --------     -------      -------
Net increase (decrease) in net asset value                       $  2.42      $   0.74     $ (3.82)     $ (3.58)
                                                                 -------      --------     -------      -------
Net asset value, end of period                                   $ 17.87      $  15.45     $ 14.71      $ 18.53
                                                                 =======      ========     =======      =======
Total return*                                                      15.95%      2111.00%     (17.68)%      (9.84)%
Ratio of net expenses to average net assets+                        1.89%         2.69%       2.28%        2.07%
Ratio of net investment income (loss) to average net assets+       (0.15)%       (0.66)%     (0.38)%      (0.30)%
Portfolio turnover rate                                               40%           40%         61%           3%
Net assets, end of period (in thousands)                         $32,440      $ 21,666     $17,976      $22,372
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                       1.89%         2.68%       2.29%        2.05%
 Net investment income (loss)                                      (0.15)%       (0.65)%     (0.39)%      (0.28)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    27

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended
                                                                  3/31/06     Year Ended
                                                                (unaudited)     9/30/05
CLASS C
Net asset value, beginning of period                             $  16.39      $ 17.87
                                                                 --------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.02      $ (0.04)
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                  0.62         2.12
                                                                 --------      -------
   Net increase (decrease) from investment operations            $   0.64      $  2.08
Distributions to shareowners:
 Net investment income                                                  -            -
 Net realized gain                                                  (0.12)       (3.56)
                                                                 --------      -------
Net increase (decrease) in net asset value                       $   0.52      $ (1.48)
                                                                 --------      -------
Net asset value, end of period                                   $  16.91      $ 16.39
                                                                 ========      =======
Total return*                                                        3.91%       12.60%
Ratio of net expenses to average net assets+                         2.01%**      2.08%
Ratio of net investment income (loss) to average net assets+         0.22%**     (0.25)%
Portfolio turnover rate                                                49%**        53%
Net assets, end of period (in thousands)                         $  9,142      $ 8,926
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                        2.01%**      2.07%
 Net investment income (loss)                                        0.22%**     (0.24)%

                                                                Year Ended   Year Ended   Year Ended   Year Ended
                                                                  9/30/04      9/30/03      9/30/02     9/30/01
CLASS C
Net asset value, beginning of period                             $ 15.49      $ 14.69       $ 18.53     $ 22.16
                                                                 -------      -------       -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $ (0.09)     $ (0.12)      $ (0.10)    $  0.04
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                 2.51         3.13         (3.02)      (2.12)
                                                                 -------      -------       -------     -------
   Net increase (decrease) from investment operations            $  2.42      $  3.01       $ (3.12)    $ (2.08)
Distributions to shareowners:
 Net investment income                                                 -        (0.10)            -       (0.02)
 Net realized gain                                                 (0.04)       (2.11)        (0.72)      (1.53)
                                                                 -------      -------       -------     -------
Net increase (decrease) in net asset value                       $  2.38      $  0.80       $ (3.84)    $ (3.63)
                                                                 -------      -------       -------     -------
Net asset value, end of period                                   $ 17.87      $ 15.49       $ 14.69     $ 18.53
                                                                 =======      =======       =======     =======
Total return*                                                      15.66%       21.61%       (17.79)%     (9.98)%
Ratio of net expenses to average net assets+                        2.21%        2.48%         2.32%       2.15%
Ratio of net investment income (loss) to average net assets+       (0.47)%      (0.44)%       (0.42)%     (0.39)%
Portfolio turnover rate                                               40%          40%           61%          3%
Net assets, end of period (in thousands)                         $ 9,168      $ 6,349       $ 4,256     $ 4,431
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                       2.20%        2.47%         2.32%       2.11%
 Net investment income (loss)                                      (0.46)%      (0.43)%       (0.42)%     (0.35)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.

28    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            For the period
                                                           Six Months        from 12/11/04
                                                             Ended           (Commencement
                                                            3/31/06        of Operations) to
                                                          (unaudited)           9/30/05
INVESTOR CLASS
Net asset value, beginning of period                        $  17.57            $  17.30
                                                            --------            --------
Increase from investment operations:
  Net investment income                                     $   0.14            $   0.15
  Net realized and unrealized gain on investments
   and foreign currency transactions                            0.66                1.15
                                                            --------            --------
     Net increase from investment operations                $   0.80            $   1.30
Distributions to shareowners:
  Net investment income                                        (0.14)              (0.07)
  Net realized gain                                            (0.12)              (1.10)
                                                            --------            --------
Net increase in net asset value                             $   0.54            $   0.13
                                                            --------            --------
Net asset value, end of period                              $  18.11            $  17.43
                                                            ========            ========
Total return*                                                   4.59%               7.54%***
Ratio of net expenses to average net assets+                    0.73%**             0.75%**
Ratio of net investment income to average net assets+           1.50%**             1.03%**
Portfolio turnover rate                                           49%**               53%
Net assets, end of period (in thousands)                    $122,029            $125,647
Ratios assuming reduction for fees paid indirectly:
  Net expenses                                                  0.73%**             0.74%**
  Net investment income                                         1.50%**             1.04%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
*** Not annualized.
+  Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    29

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                       Ended                                          4/1/03
                                                                      3/31/06        Year Ended     Year Ended          to
                                                                    (unaudited)        3/30/05        3/30/04        9/30/03
CLASS R
Net asset value, beginning of period                                $  17.10          $ 18.64        $ 16.24        $ 13.91
                                                                    --------          -------        -------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $  (0.11)         $ (0.18)       $ (0.12)       $  0.05
 Net realized and unrealized gain on investments and foreign
  currency transactions                                                 0.63             2.20           2.65           2.34
                                                                    --------          -------        -------        -------
   Net increase from investment operations                          $   0.52          $  2.02        $  2.53        $  2.39
Distributions to shareowners:
 Net investment income                                                     -                -          (0.09)         (0.06)
 Net realized gain                                                     (0.12)           (3.56)         (0.04)             -
                                                                    --------          -------        -------        -------
Net increase (decrease) in net asset value                          $   0.40          $ (1.54)       $  2.40        $  2.33
                                                                    --------          -------        -------        -------
Net asset value, end of period                                      $  17.50          $ 17.10        $ 18.64        $ 16.24
                                                                    ========          =======        =======        =======
Total return*                                                           3.04%           11.65%         15.64%         17.19%
Ratio of net expenses to average net assets+                            3.04%**          3.05%          2.79%          1.42%**
Ratio of net investment income (loss) to average net assets+           (0.72)%**        (1.17)%        (1.02)%         0.71%**
Portfolio turnover rate                                                   49%**            53%            40%            40%
Net assets, end of period (in thousands)                            $    127          $    34        $    10        $     1
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                           3.04%**          3.03%          2.77%          1.42%**
 Net investment income (loss)                                          (0.72)%**        (1.15)%        (1.00)%         0.71%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.

30    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    For the period
                                                    Six Months                       from 8/11/04
                                                      Ended                          (Commencement
                                                     3/31/06        Year Ended     of Operations) to
                                                   (unaudited)        9/30/05           9/30/04
CLASS Y
Net asset value, beginning of period                $  17.59         $  18.84           $ 18.16
                                                    --------         --------           -------
Increase from investment operations:
  Net investment income                             $   0.14         $   0.12           $  0.02
  Net realized and unrealized gain
   on investments and foreign
   currency transactions                                0.68             2.37              0.66
                                                    --------         --------           -------
     Net increase from investment
       operations                                   $   0.82         $   2.49           $  0.68
                                                    --------         --------           -------
Distributions to shareowners:
  Net investment income                                (0.08)           (0.18)                -
  Net realized gain                                    (0.12)           (3.56)                -
                                                    --------         --------           -------
Net increase (decrease) in net asset value          $   0.62         $  (1.25)          $  0.68
                                                    --------         --------           -------
Net asset value, end of period                      $  18.21         $  17.59           $ 18.84
                                                    ========         ========           =======
Total return*                                           4.69%           14.40%             3.74%(a)
Ratio of net expenses to average net assets+            0.56%**          0.59%             0.61%**
Ratio of net investment income to average
  net assets+                                           1.69%**          1.50%             1.37%**
Portfolio turnover rate                                   49%**            53%               40%
Net assets, end of period (in thousands)            $343,637         $311,272           $ 1,872
Ratios assuming reduction for fees
  paid indirectly:
  Net expenses                                          0.56%**          0.59%             0.61%**
  Net investment income                                 1.69%**          1.51%             1.37%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio assuming no reduction for fees paid indirectly.
(a) Not annualized.

The accompanying notes are an integral part of these financial statements.    31

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and growth of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Investor Class shares were first issued on December 10, 2004. Class R shares were first publicly offered on April 1, 2003 and Class Y shares were first publicly offered on August 11, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At March 31, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than investments in a developed market. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended September 30, 2005 was as follows:

-------------------------------------------------
                                        2005
-------------------------------------------------
  Distributions paid from:
  Ordinary income                  $  72,054,389
  Long-term capital gain             682,451,592
  Return of capital                           --
                                   -------------
   Total                           $ 754,505,981
                                   =============
--------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at September 30, 2005.

--------------------------------------------------
                                        2005
--------------------------------------------------
  Undistributed ordinary income    $ 22,048,959
  Undistributed long-term gain       11,156,268
  Unrealized appreciation           792,747,984
                                   ------------
   Total                           $825,953,211
                                   ============
--------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

D.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of March 31, 2006, the Fund had no outstanding settlement or portfolio hedges.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $90,707 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2006.

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $5 billion, 0.575% on the next $5 billion and 0.55% on the excess over $10 billion. The basic fee is subject to a performance adjustment (limited to a maximum of +/-0.10% applied to average assets during the measurement period) based on the Fund's investment performance as compared with the Russell 1000[RegTM] Value Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +/-0.10% (a "ceiling" and a "floor") applied to average assets during the current month. Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Lipper Growth & Income Funds Index effective May 1, 2003; however, the Lipper Growth & Income Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the six months ended March 31, 2006, the aggregate performance adjustment resulted in a decrease to the basic fee of $1,875,359. For the six months ended March 31, 2006, the net management fee was equivalent to 0.52% of average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fees and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.10% of the average daily net assets attributable to Investor Class shares.

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2006, $77,280 was payable to PIM related to management fees, administration costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,489,316 in transfer agent fees payable to PIMSS at March 31, 2006.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $27,725 in distribution fees payable to PFD at March 31, 2006.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2006, CDSCs in the amount of $44,130 were paid to PFD.

5. Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended March 31, 2006, expenses were reduced by $7,347 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2006, the Fund's expenses were reduced by $32,641 under such arrangements.

6. Line of Credit

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2%, on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended March 31, 2006, the Fund had no borrowings under this agreement.

Pioneer Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

7. Merger Information

On December 8, 2004, beneficial owners of Safeco Large-Cap Value Fund (one of the series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of the Safeco Fund's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------
                                                 Safeco
                          Pioneer               Large-Cap               Pioneer
                        Value Fund             Value Fund             Value Fund
                   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------
  Net Assets          $3,928,863,026          $137,973,598          $4,079,685,285
  Shares
  Outstanding            227,295,131             7,250,390             235,410,358
  Investor Class
  Shares Issued                   --                    --               7,975,352
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                         Unrealized
                                        Appreciation             Accumulated
                                         on Closing             Realized Gain
                                            Date              (on Closing Date)
--------------------------------------------------------------------------------------
  Safeco Large-Cap Value Fund          $ 32,305,797          $ 14,519,243
--------------------------------------------------------------------------------------


In addition, on September 22, 2005, beneficial owners of AmSouth Value Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Value Fund's net assets for Value Fund's shares, based on Value Fund's Class A, Class B, Class C, Investor Class, Class R and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                           Pioneer                AmSouth                Pioneer
                         Value Fund             Value Fund             Value Fund
                    (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
--------------------------------------------------------------------------------------
  Net Assets
  Class A              $3,846,864,590          $110,131,470          $3,956,996,060
  Class B              $   26,743,819          $ 24,011,838          $   50,755,657
  Class C              $    8,808,028          $          -          $    8,808,028
  Class R              $       33,730          $          -          $       33,730
  Class Y              $   14,016,138          $          -          $  308,920,188
  Investor Class       $  124,517,490          $          -          $  124,517,490
  Class I              $            -          $294,904,050          $            -
  Total Net
  Assets               $4,020,983,794          $429,047,359          $4,450,031,153
  Shares
  Outstanding
  Class A                 221,821,985             6,958,193             228,173,281
  Class B                   1,650,090             1,553,237               3,131,388
  Class C                     543,908                     -                 543,908
  Class R                       1,994                     -                   1,994
  Class Y                     808,519                     -              20,776,532
  Investor Class            7,173,404                     -               7,173,404
  Class I                           -            18,668,696                       -
  Shares
  Issued in
  Reorganization
  Class A                                                                 6,351,296
  Class B                                                                 1,481,298
  Class Y                                                                16,968,012
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                         Unrealized                 Accumulated
                                      Depreciation on                 Gain on
                                        Closing Date                Closing Date
--------------------------------------------------------------------------------------
  AmSouth Value Fund                 $73,055,075                 $(28,434,297)
--------------------------------------------------------------------------------------

Pioneer Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, five and ten year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services per formed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a

Pioneer Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the fourth quintile of the peer group for the 12 months ended June 30, 2005, the third quintile for the three years ended June 30, 2005, was in the third quintile for the five years ended June 30, 2005 and was in the fifth quintile for the ten year period ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to per forming its duties under the Management Contract.

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services per formed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the second quintile for the 12 months ended June 30, 2005 relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered that the Fund's performance fee structure aligned the interests of the shareholders and the Investment Adviser. The Trustees noted that the Investment Adviser was waiving the floor on the management fee, but did not take that into consideration in evaluating the contract. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2005 and expense ratios for the comparable period of an applicable peer group of funds. The Fund's expense ratio was in the second quintile of the applicable peer group for the most recent fiscal

Pioneer Value Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     year of the peer group. The Trustees concluded that the Fund's overall expense ratio was comparable to the expense ratios of similar funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of breakpoints in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars

Pioneer Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                  Officers
John F. Cogan, Jr., Chairman              John F. Cogan, Jr., President
David R. Bock                             Osbert M. Hood, Executive
Mary K. Bush                               Vice President
Margaret B.W. Graham                      Vincent Nave, Treasurer
Thomas J. Perna                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.


48
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2006

* Print the name and title of each signing officer under his or her signature.